UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                Investment Company Act file number     811-21549
                                                     -------------

                         Energy Income and Growth Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
      --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
            --------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

                  Date of reporting period: February 28, 2011
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a)
FEBRUARY 28, 2011 (UNAUDITED)


    SHARES/
     UNITS                                   DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
MASTER LIMITED PARTNERSHIPS - 120.6%

                 GAS UTILITIES - 2.8%
        158,563  AmeriGas Partners, L.P. ............................................      $    7,655,422
         21,600  Suburban Propane Partners, L.P. ....................................           1,245,240
                                                                                           --------------
                                                                                                8,900,662
                                                                                           --------------

                 OIL, GAS & CONSUMABLE FUELS - 117.8%
         42,450  Alliance GP Holdings, L.P. .........................................           2,340,693
         70,000  Alliance Resource Partners, L.P. ...................................           5,406,800
        281,162  Buckeye Partners, L.P. (b)..........................................          18,224,921
         67,100  Chesapeake Midstream Partners, L.P. ................................           1,747,284
        181,338  Duncan Energy Partners, L.P. (b)....................................           7,385,897
        288,550  El Paso Pipeline Partners, L.P. (b).................................          10,878,335
        210,247  Enbridge Energy Partners, L.P. (b)..................................          14,094,959
          7,582  Encore Energy Partners, L.P. (b)....................................             171,505
        384,879  Energy Transfer Equity, L.P. (b)....................................          15,468,287
        214,944  Energy Transfer Partners, L.P. (b)..................................          11,785,379
        956,002  Enterprise Products Partners, L.P. (b)..............................          41,681,687
         40,709  EV Energy Partner, L.P. (b).........................................           1,857,145
        204,974  Global Partners, L.P. (b)...........................................           5,595,790
        239,890  Holly Energy Partners, L.P. (b).....................................          14,309,438
        162,674  Inergy, L.P. .......................................................           6,747,718
        205,771  Kinder Morgan Energy Partners, L.P. (b).............................          15,155,034
        622,012  Magellan Midstream Partners, L.P. (b)...............................          37,594,405
        197,678  Natural Resource Partners, L.P. (b).................................           7,039,314
        215,650  Niska Gas Storage Partners, LLC ....................................           4,366,912
        298,946  NuStar Energy, L.P. (b).............................................          20,971,062
        259,990  NuStar GP Holdings, LLC (b).........................................           9,596,231
        227,770  ONEOK Partners, L.P. (b)............................................          18,939,075
        420,200  Penn Virginia GP Holdings, L.P. ....................................          11,177,320
        125,632  Penn Virginia Resource Partners, L.P. (b)...........................           3,590,563
        375,683  Plains All American Pipeline, L.P. (b)..............................          24,595,966
         66,660  Spectra Energy Partners, L.P. ......................................           2,191,114
        178,351  Sunoco Logistics Partners, L.P. (b).................................          15,782,280
        168,230  TC Pipelines, L.P. .................................................           9,128,160
        240,400  Teekay LNG Partners, L.P. ..........................................           9,154,432
        216,401  TransMontaigne Partners, L.P. (b)...................................           8,608,432
        136,400  Western Gas Partners, L.P. .........................................           4,943,136
        171,255  Williams Partners, L.P. (b).........................................           8,881,284
                                                                                           --------------
                                                                                              369,410,558
                                                                                           --------------
                 TOTAL MASTER LIMITED PARTNERSHIPS ..................................         378,311,220
                 (Cost $199,541,060)                                                       --------------

COMMON STOCKS - 36.7%

                 ELECTRIC UTILITIES - 0.4%
         42,700  Emera, Inc. (CAD) ..................................................           1,383,998
                                                                                           --------------

                 GAS UTILITIES - 8.7%
        209,266  ONEOK, Inc. (c).....................................................          13,512,305


                See Notes to Quarterly Portfolio of Investments           Page 1



ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)


    SHARES/
     UNITS                                   DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
COMMON STOCKS - (CONTINUED)

                 GAS UTILITIES - (CONTINUED)
        429,930  UGI Corp. (c).......................................................      $   13,710,468
                                                                                           --------------
                                                                                               27,222,773
                                                                                           --------------

                 OIL, GAS & CONSUMABLE FUELS - 27.6%
        287,900  El Paso Corp. (d)...................................................           5,354,940
          8,410  Enbridge Energy Management, LLC (b) (e).............................             562,293
         97,700  Enbridge Income Fund Holdings, Inc. (CAD) ..........................           2,012,225
        106,165  Enbridge, Inc. (c)..................................................           6,359,283
        172,480  Keyera Corp. (CAD) .................................................           6,707,112
         75,000  Kinder Morgan Inc. (e)..............................................           2,287,500
        271,695  Kinder Morgan Management, LLC (b) (e)...............................          17,825,909
        279,000  Pembina Pipeline Corp. (CAD)........................................           6,334,970
        177,050  Spectra Energy Corp. (c)............................................           4,736,087
        254,091  TransCanada Corp. (c)...............................................          10,216,999
        790,558  Williams Cos., Inc. (c).............................................          24,001,341
                                                                                           --------------
                                                                                               86,398,659
                                                                                           --------------
                 TOTAL COMMON STOCKS ................................................         115,005,430
                 (Cost $81,984,106)                                                        --------------

CANADIAN INCOME TRUSTS - 2.3%

                 INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 2.3%
        321,200  Brookfield Renewable Power Fund ....................................           7,111,329
                                                                                           --------------
                 TOTAL CANADIAN INCOME TRUSTS .......................................           7,111,329
                 (Cost $6,693,912)                                                         --------------

WARRANTS - 0.0%

                 OIL, GAS & CONSUMABLE FUELS - 0.0%
         48,956  Abraxas Petroleum Corp., Expiration 05/25/12 (f) (g) (h)............             136,695
                                                                                           --------------
                 TOTAL WARRANTS .....................................................             136,695
                 (Cost $0)                                                                 --------------

                 TOTAL INVESTMENTS - 159.6% .........................................         500,564,674
                 (Cost $288,219,078) (i)                                                   --------------

   NUMBER OF
   CONTRACTS                                 DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
CALL OPTIONS WRITTEN - (1.4%)

                 El Paso Corp.
             40  @ 15 due April 11 ..................................................             (14,600)
            500  @ 15 due July 11 ...................................................            (195,500)
            839  @ 16 due July 11 ...................................................            (251,700)
            500  @ 17 due July 11 ...................................................            (116,500)
            750  @ 18 due July 11 ...................................................            (125,250)
            250  @ 20 due July 11 ...................................................             (20,250)
                                                                                           --------------
                                                                                                 (723,800)
                                                                                           --------------


                See Notes to Quarterly Portfolio of Investments           Page 2



ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)


   NUMBER OF
   CONTRACTS                                 DESCRIPTION                                       VALUE
---------------  --------------------------------------------------------------------      --------------
CALL OPTIONS WRITTEN - (CONTINUED)
                 Enbridge, Inc.
          1,061  @ 60 due July 11 ...................................................      $     (259,945)
                                                                                           --------------
                 ONEOK, Inc.
            633  @ 55 due April 11 ..................................................            (617,175)
            836  @ 60 due July 11 ...................................................            (438,900)
            568  @ 65 due July 11 ...................................................            (124,960)
             55  @ 62.5 due July 11 .................................................             (19,800)
                                                                                           --------------
                                                                                               (1,200,835)
                                                                                           --------------
                 Spectra Energy Corp.
            150  @ 26 due March 11 ..................................................             (12,750)
            400  @ 26 due June 11 ...................................................             (56,000)
          1,200  @ 27 due June 11 ...................................................             (84,000)
                                                                                           --------------
                                                                                                 (152,750)
                                                                                           --------------
                 TransCanada Corp.
            800  @ 40 due May 11 ....................................................             (80,000)
            500  @ 40 due August 11 .................................................             (75,000)
                                                                                           --------------
                                                                                                 (155,000)
                                                                                           --------------
                 UGI Corp.
          1,200  @ 35 due April 11 ..................................................             (12,000)
          3,099  @ 35 due July 11 ...................................................            (100,718)
                                                                                           --------------
                                                                                                 (112,718)
                                                                                           --------------
                 Williams Cos., Inc.
          1,500  @ 27 due August 11 .................................................            (641,250)
          1,800  @ 28 due August 11 .................................................            (648,000)
          1,500  @ 29 due August 11 .................................................            (449,250)
                                                                                           --------------
                                                                                               (1,738,500)
                                                                                           --------------
                 TOTAL CALL OPTIONS WRITTEN .........................................          (4,343,548)
                 (Premiums received $1,880,371)                                            --------------

                 OUTSTANDING LOAN - (35.7%) .........................................        (112,000,000)

                 NET OTHER ASSETS AND LIABILITIES - (22.5%) .........................         (70,551,349)
                                                                                           --------------

                 NET ASSETS - 100.0% ................................................      $  313,669,777
                                                                                           ==============

---------------------------------------------------------------------

      (a) All percentages shown in the Portfolio of Investments are based on net assets.

      (b) All or a portion of this security is available to serve as collateral on the outstanding loan.

      (c) Call options were written on a portion of the common stock position and are fully covered by the common stock position.

      (d) Call options were written on this entire common stock position and are fully covered by the common stock position.

      (e)   Non-income producing security which pays in-kind distributions.

      (f)   Non-income producing security.

      (g) This security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees.


                See Notes to Quarterly Portfolio of Investments           Page 3

ENERGY INCOME AND GROWTH FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
FEBRUARY 28, 2011 (UNAUDITED)


      (h) This security is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted securities may only be resold in transactions exempt from registration (see Note 1D - Restricted Securities in the Notes to Quarterly Portfolio of Investments).

      (i) Aggregate cost for federal income tax purposes is $275,328,421. As of February 28, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $225,296,951 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $60,698.

      CAD   Canadian Dollar


---------------------------------------------------------------------
VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of February 28, 2011 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                               ASSETS TABLE

                                                                                  LEVEL 2        LEVEL 3
                                                     TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT        QUOTED        OBSERVABLE   UNOBSERVABLE
                                                   2/28/2011       PRICES         INPUTS         INPUTS
                                                 -------------  -------------  -------------  -------------
Master Limited Partnerships*...................  $ 378,311,220  $ 378,311,220  $          --  $          --
Common Stocks*.................................    115,005,430    115,005,430             --             --
Canadian Income Trusts*........................      7,111,329      7,111,329             --             --
Warrants*......................................        136,695             --        136,695             --
                                                 -------------  -------------  -------------  -------------

TOTAL INVESTMENTS..............................  $ 500,564,674  $ 500,427,979  $     136,695  $          --
                                                 =============  =============  =============  =============


                                            LIABILITIES TABLE
                                                                                  LEVEL 2        LEVEL 3
                                                     TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                   VALUE AT        QUOTED        OBSERVABLE   UNOBSERVABLE
                                                   2/28/2011       PRICES         INPUTS         INPUTS
                                                 -------------  -------------  -------------  -------------
Call Options Written...........................  $  (4,343,548) $  (4,343,548) $          --  $          --
                                                 =============  =============  =============  =============


*See the Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments           Page 4

NOTES TO FINANCIAL STATEMENTS

                         ENERGY INCOME AND GROWTH FUND
                         FEBRUARY 28, 2011 (UNAUDITED)


                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of Energy Income and Growth Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, deferred income taxes and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks, MLPs and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

      Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options and futures contracts are valued at their closing bid prices.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;
      2)    ADR trading of similar securities;
      3)    closed-end fund trading of similar securities;
      4)    foreign currency exchange activity;
      5) the trading prices of financial products that are tied to baskets of foreign securities;
      6)    factors relating to the event that precipitated the pricing problem;
      7)    whether the event is likely to recur; and
      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

                         ENERGY INCOME AND GROWTH FUND
                         FEBRUARY 28, 2011 (UNAUDITED)


Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o  Quoted prices for similar securities in active markets.
            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of February 28, 2011, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may enter into options written to hedge against changes in the value of equities. Also, by writing (selling) options, the Fund seeks to generate additional income, in the form of premiums received for writing (selling) the options. The Fund may write (sell) covered call or put options ("options") on all or a portion of the common stock of energy companies held in the Fund's portfolio as determined to be appropriate by Energy Income Partners, LLC (the "Sub-Advisor"). The number of options the Fund can write (sell) is limited by the amount of common stock of energy companies the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or smaller.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

                         ENERGY INCOME AND GROWTH FUND
                         FEBRUARY 28, 2011 (UNAUDITED)


Over-the-counter ("OTC") options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

D. RESTRICTED SECURITIES:

The Fund may invest up to 35% of its Managed Assets in restricted securities. Managed Assets means the average daily total asset value of the Fund minus the sum of the Fund's liabilities other than the principal amount of borrowings. Restricted securities are securities that may not be offered for public sale without first being registered under the Securities Act of 1933, as amended (the "1933 Act"). Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of February 28, 2011, the Fund held restricted securities as shown in the following table. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the value of a comparable unrestricted security.

                                                                                              % OF
                                      ACQUISITION   SHARES/             CARRYING               NET
SECURITY                                  DATE       UNITS     PRICE      COST      VALUE     ASSETS
------------------------------------  -----------  --------  ---------  --------  --------  ---------
Abraxas Petroleum Corp. - Warrants      05/27/07    48,956     $2.79      $  -    $136,695    0.04%


                               2. OPTION ACTIVITY

Written option activity for the Fund for the quarter ending February 28, 2011 was as follows:

                                               NUMBER
                                                 OF
WRITTEN OPTIONS                              CONTRACTS     PREMIUMS
-------------------------------------------  ---------   ------------

Options outstanding at November 30, 2010...     11,600   $  1,098,357
Options Written............................     19,917      2,094,469
Options Expired............................       (704)       (57,631)
Options Exercised..........................       (778)       (67,902)
Options Closed.............................    (11,854)    (1,186,922)
                                             ---------   ------------
Options outstanding at February 28, 2011...     18,181   $  1,880,371
                                             =========   ============

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Energy Income and Growth Fund
             -------------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    April 27, 2011
     --------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                          -----------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date    April 27, 2011
     --------------------


By (Signature and Title)*   /s/ Mark R. Bradley
                          -----------------------------------------------------
                          Mark R. Bradley, Treasurer, Chief Financial Officer and Chief Accounting Officer
                          (principal financial officer)

Date    April 27, 2011
     --------------------


* Print the name and title of each signing officer under his or her signature.